SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - USD ($) $ in Thousands	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfInitialApplicationOfStandardsOrInterpretationsLineItems
Excluded from lease commitments due to cancellation clauses	$ 70
Recognition exemption for low-value assets	(11)
Lease Commitments Before Discounting	1,442
Discounted using the incremental borrowing rate at January 1, 2019	(215)
Lease obligations recognized at January 1, 2019	$ 1,227	$ 17,986
IFRS 16 [Member]
DisclosureOfInitialApplicationOfStandardsOrInterpretationsLineItems
Operating lease commitments at December 31, 2018			$ 1,383